Average Annual Total Returns - Institutional - Vanguard FTSE All-World ex-US Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	11.38%	9.22%	5.18%	10.81%	8.47%	4.47%	7.08%	7.16%	3.99%	11.41%	9.25%	5.20%	11.22%	9.16%	5.25%	11.24%	9.07%	5.22%